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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]
                                                   1275 Pennsylvania Avenue, NW
                                                    Washington, D.C. 20004-2415
                                                  202.383.0100 fax 202.637.3593
                                                             www.sutherland.com
                                                         ATLANTA AUSTIN HOUSTON
                                                         NEW YORK WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail:  thomas.conner@sutherland.com
         -----------------------------

November 28, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Post-Effective Amendment No. 27
     MetLife Investors Insurance Company
     MetLife Investors Variable Annuity Account One
     File Nos. 333-54358/811-05200
     (Class A)

Commissioners:
+On behalf of MetLife Investors Insurance Company and MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933 (the "Securities Act") Post-Effective Amendment No. 27 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts to be issued through the Account. This Amendment is being filed pursuant to paragraph (a) (1) of Rule 485 under the Securities Act to add new disclosure to the prospectus describing changes to certain optional riders.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
------------------------------------
W. Thomas Conner

Attachment

cc:  Patrice M. Pitts, Esq.
     Michele H. Abate, Esq.
     Paula Minella, Esq.